Debt, Net - Narrative (Details) - USD ($)				4 Months Ended	12 Months Ended
		Oct. 31, 2020	May 29, 2020	May 28, 2020	Dec. 31, 2020		Dec. 31, 2019	Jan. 02, 2020	Oct. 04, 2019
Debt Instrument [Line Items]
Percentage of stock issued to creditors			1.00%
Unamortized discount					$ 14,674,000
Shares issued					1,000
Proceeds from sales of equipment		$ 2,300,000			2,315,000		$ 0
Conversion price (in dollars per share)							$ 1.00	$ 1.00
Restricted cash - Note 6					$ 0		$ 3,270,000
Common Stock
Debt Instrument [Line Items]
Number of shares issued	[1]				101		37,600
Additional Paid-in Capital
Debt Instrument [Line Items]
Shares issued	[1]				$ 1,000
Sprott Credit Agreement
Debt Instrument [Line Items]
Share price (in dollars per share)			$ 12.65
Shares issued					$ 6,282,000
Sprott Credit Agreement | Common Stock
Debt Instrument [Line Items]
Number of shares issued			496,634		496,634	[1]
Sprott Credit Agreement | Additional Paid-in Capital
Debt Instrument [Line Items]
Shares issued			$ 6,300,000		$ 6,282,000	[1]
Subordinated debt
Debt Instrument [Line Items]
Stated interest rate			10.00%
1.25 Lien Notes for Subordinated Notes
Debt Instrument [Line Items]
Debt converted			$ 80,000,000.0		80,000,000		$ 0
2.0 Lien Notes to common stock
Debt Instrument [Line Items]
Debt converted			221,300,000
Retained earnings, increase (decrease) upon debt conversion			$ 74,600,000
Debt conversion, number of shares distributed			14,795,153
Conversion price (in dollars per share)			$ 1.67
Debt conversion, number of shares issued			132,800,000
1.5 Lien Notes to common stock
Debt Instrument [Line Items]
Debt converted			$ 145,700,000		160,254,000		0
Retained earnings, increase (decrease) upon debt conversion			$ (14,600,000)
Debt conversion, number of shares issued			16,025,316
Percentage of total principal amount			10.00%
1.25 Lien Notes to common stock
Debt Instrument [Line Items]
Debt converted			$ 48,500,000		48,459,000		0
Debt conversion, number of shares issued			4,850,000
1.25 Lien Notes to Subordinated Notes
Debt Instrument [Line Items]
Debt converted			$ 80,000,000.0
Debt conversion, amount			80,000,000.0
Sprott Credit Agreement
Debt Instrument [Line Items]
Minimum working capital					10,000,000.0
Minimum unrestricted cash					$ 10,000,000.0
Gold and silver, discount rate					5.00%
Maximum borrowing capacity									$ 110,000,000.0
Stated amount of borrowing			$ 70,000,000.0
Debt, original issue discount			2.00%
Original issue discount			$ 1,400,000
Remaining borrowing capacity					$ 40,000,000.0
Proceeds from issuance of debt			62,300,000		$ 68,600,000		0
Interest obligation			9,300,000
Unamortized discount			$ 17,000,000.0
Stated interest rate			7.00%		8.50%
Periodic payment, first twelve months			$ 0
Percentage of interest capitalized			100.00%
Quarterly interest payable			$ 500,000
First four principal repayments, percentage of outstanding principal			2.50%
Subsequent principal repayments, percentage of outstanding principal			7.50%
Debt term			5 years
Amount of debt repurchased		$ 1,200,000
Sprott Credit Agreement | Minimum
Debt Instrument [Line Items]
Early repayment premium			3.00%
Payment terms, percent of proceeds received					50.00%
Sprott Credit Agreement | Maximum
Debt Instrument [Line Items]
Early repayment premium			5.00%
Payment terms, percent of proceeds received					100.00%
Sprott Credit Agreement | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate			1.50%
2.0 Lien Notes
Debt Instrument [Line Items]
Stated interest rate			15.00%
1.5 Lien Notes
Debt Instrument [Line Items]
Stated interest rate			15.00%
Repurchase price percentage			110.00%
1.25 Lien Notes
Debt Instrument [Line Items]
Proceeds from issuance of debt					$ 44,841,000		71,831,000
Stated interest rate			15.00%
1.25 Lien Notes | 1.25 Lien Notes to common stock
Debt Instrument [Line Items]
Debt converted			$ 48,500,000
Debt conversion, number of shares issued			4,845,920
1.25 Lien Notes | 1.25 Lien Notes to Subordinated Notes
Debt Instrument [Line Items]
Debt converted			$ 80,000,000.0
Debt conversion, amount			80,000,000.0
Subordinated Notes
Debt Instrument [Line Items]
Stated amount of borrowing			$ 80,000,000.0
Subordinated Notes | Subordinated debt
Debt Instrument [Line Items]
Stated interest rate			10.00%
First Lien Agreement
Debt Instrument [Line Items]
Repayment of debt			$ 125,500,000		125,468,000		0
Restricted cash - Note 6			3,300,000
First Lien Agreement | Alternative Base Rate Canada
Debt Instrument [Line Items]
Basis spread on variable rate				7.50%
Promissory Note
Debt Instrument [Line Items]
Repayment of debt			$ 6,900,000		$ 6,914,000		$ 0

[1]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.